Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Retainer for workover rigs	$ 240,000	$ 240,000
Prepaid insurance	260,849	575,498	45,298
Prepaid expense	81,003	3,444	44,975
Prepaid taxes	133,198	133,198
Security deposit	5,050	5,050	5,050
Other	9,986	9,986	9,986
Total prepaid expenses and other current assets- current	730,086	967,176	113,726
Retainer for workover rigs	240,000	360,000
Total prepaid expenses-noncurrent	$ 240,000	$ 360,000